Equity - Issued Capital	12 Months Ended
Dec. 31, 2023
Equity - Issued Capital [Abstract]
Equity - Issued Capital

Note 20. Equity - issued capital

	Consolidated
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2023	2022	2021	2023	2022	2021	2023
	Shares	Shares	Shares	AUD$	AUD$	AUD$	$

Ordinary shares - fully paid	1,326,676,693	1,331,279,665	321,936,715	41,855,722	41,636,762	26,504,136	28,629,314

Movements in ordinary share capital

Details	Date	Shares	Issue price	AUD$	$

Balance	January 1, 2021	257,936,715		22,884,795

Placement(*)		64,000,000	$0.06	3,840,000
Capital raising costs
Placement(*)		-	-	(220,659)

Balance	December 31, 2021	321,936,715		26,504,136

Issue of IPO shares (net of warrant fair value)(**)		885,592,950	$0.015	13,662,563
Exercise of 450,000 pre-funded warrants		123,750,000	$0.026	4,085,533
Capital raising costs		-	-	(2,615,470)

Balance	December 31, 2022	1,331,279,665		41,636,762

Expiry of options		-		249,662	170,768
Cancelation of shares through small parcel buy back		(4,602,972)		(30,702)	(21,000)

Balance	December 31, 2023	1,326,676,693		41,855,722	28,629,314

(*)	On July 15, 2021, the Company issued 64,000,000 options to investors in the Company’s May 2021 capital raising. The options have an exercise price of AUD$0.09 ($0.07), expire July 15, 2023

(**)	On August 24, 2022, the Company issued 3,220,338 units to shareholders in the Company’s August 2022 Nasdaq listing & IPO. Each unit consists of a single ADS and single pre-funded warrant exercisable to a single ADS. The warrants have an exercise price of AUD$7.36 ($5.00), expire August 24, 2027.

Ordinary shares

Ordinary shares entitle the holder to participate in dividends and the proceeds on the winding up of the Company in proportion to the number of and amounts paid on the shares held. The fully paid ordinary shares have no par value and the Company does not have a limited amount of authorised capital.

On a show of hands every member present at a meeting in person or by proxy shall have one vote and upon a poll each share shall have one vote.

Capital risk management

The Company’s objectives when managing capital is to safeguard its ability to continue as a going concern, so that it can provide returns for shareholders and benefits for other stakeholders and to maintain an optimum capital structure to reduce the cost of capital.

Capital is regarded as total equity, as recognised in the statement of financial position, plus net debt. Net debt is calculated as total borrowings less cash and cash equivalents.

In order to maintain or adjust the capital structure, the company may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

The Company would look to raise capital when an opportunity to invest in a business or company was seen as value adding relative to the current Company’s share price at the time of the investment. The Company is not actively pursuing additional investments in the short term as it continues to integrate and grow its existing businesses in order to maximise synergies.

Accounting policy for issued capital

Ordinary shares are classified as equity.

Incremental costs directly attributable to the issue of new shares or options are shown in equity as a deduction, net of tax, from the proceeds.

Warrants

The Company accounts for warrants issued to investors under IFRS 9.

a. On August 24, 2022, under Nasdaq dual listing & IPO the Company issued a total of 3,220,338 units each includes single ADS and single tradable pre-funded warrant exercised to single ADS at an exercise price of $5.00.

The Company recorded these warrants as a derivative financial liability which represents the fair value of the warrants on the transaction date due to the fact that they do not meet the criteria for a fixed number of equity instruments in exchange for a fixed amount of cash. The derivative financial liability is re-measured at each reporting date, with changes in fair value recognized under fair value gains/(losses) from financial liability. On December 31, 2023, it amounted to AUD$1,486,424 ($1,016,714) (December 31, 2022: AUD$1,044,955). The amounts were recorded at fair value according to a valuation performed by an independent third-party appraiser. The fair value of the pre-funded warrants was classified as a level 2 fair value measurement.

On August 31, 2022, 450,000 pre-funded warrants were exercised into ADS for AUD$3,259,925 ($2,250,000).

The fair value of the pre-funded warrants on August 31, 2022 (exercise date), measured using a Hull-White trinomial option pricing model, was AUD$825,609 ($569,832).

b. On August 24, 2022, under Nasdaq dual listing & IPO the Company issued a total 161,017 representative warrants to the underwriter each exercised to single ADS at an exercise price of $5.16. The representative warrant carrying a cashless exercise option with variable exercise mechanism.

The Company recorded these warrants as a derivative financial liability which represents the fair value of the warrants on the transaction date due to the fact that they do not meet the criteria for a fixed number of equity instruments in exchange for a fixed amount of cash. The derivative financial liability is re-measured at each reporting date, with changes in fair value recognized under fair value gains/(losses) from financial liability. The derivative financial liability as of August 24,2022 amounted to AUD$281,436, reflecting the average between high & low valuation inputs. On December 31, 2023, it amounted to AUD$86,394 ($59,093) (December 31, 2022: AUD$52,565) reflecting the average between high & low valuation inputs. The fair value of the representative warrants was classified as a level 2 fair value measurement.

The pre-funded warrant and representative warrant are referred herein together as “Warrants”.

For the year ended December 31, 2023, the Company recorded fair value losses, net of AUD$476,745 ($326,094). For the year ended December 31, 2022, the Company recorded fair value gains, net of AUD$3,768,466. Fair value gains (losses), net, recorded under the statement of comprehensive loss as a result of the change in the fair value of Warrants.

The following assumptions were based on observable market conditions that existed at the issue date and of December 31, 2023:

	At issue date		At December 31, 2022		At December 31, 2023
Assumption Value methodology	Level 2		Level 2		Level 1		Level 1
Historical volatility		81%		81%		-		-
Exercise price	US$	5.0	US$	5.0	US$	5.0	US$	5.16
Share price	US$	2.929	US$	0.970	US$	0.367	US$	0.367
Risk-free interest rate		3.3%		4%		-		-
Dividend yield		0%		0%		-		-
Fair value per warrant	US$	1.2005	US$	0.2555	US$	0.367	US$	0.367

A summary of changes in share purchase warrants issued by the Company during the years ended December 31, 2023 and 2022 is as follows:

	Fair value measurements using input type
	Level 1		Level 2		Level 3	Total
Balance as of January 1, 2022	-		-		-	-
Warrants issued during the period		-	AUD$	5,598,835	-	AUD$	5,598,835
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income		-		(3,768,466)	-		(3,768,466)
Transfer upon exercise		-		(825,609)	-		(825,609)
Translation adjustments				92,760			92,760
Warrant liability as of December 31, 2022		-	AUD$	1,097,520	-	AUD$	1,097,520
Transfer to level 1 valuation input		1,097,520		(1,097,520)	-		-
Fair value loss (gain) recognized in consolidated statement of profit or loss and other comprehensive income		476,745		-	-		476,745
Translation adjustments		(1,447)		-			(1,447)
Warrant liability as of December 31, 2023	AUD$	1,572,818		-	-	AUD$	1,572,818

Refer to notes 2 and 24 for further information on financial instruments. Refer to note 3 for further information on change in valuation methodology.